Accounts receivable (Details 1) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 936,456	$ 1,224,364
Addition to doubtful accounts expense	2,768,948	547,176
Deduction - collection of doubtful accounts	0	(748,241)
Translation adjustments	173,815	(86,843)
Balance at end of year	$ 3,879,219	$ 936,456